Summary of Significant Accounting Policies - Cash, cash equivalents and restricted cash (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Noncurrent Assets [Member]
Restricted cash	$ 9	$ 9